Principal subsidiaries - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total assets	£ 1,477,487	£ 1,513,699	£ 1,384,300
Total liabilities	1,405,623	1,444,439	1,314,200
Balances with banks and other regulatory authorities	3,758	3,457	£ 4,750
Principal subsidiary companies
Disclosure of subsidiaries [line items]
Total assets	2,022,000	1,962,000
Total liabilities	£ 1,927,000	£ 1,869,000